Acquisitions (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 25, 2018
Business Acquisition [Line Items]
Merger consideration paid		$ 166,690	$ 0	$ 0
CCS [Member]
Business Acquisition [Line Items]
Purchase consideration for CCS					$ 106,600
William Charles [Member]
Business Acquisition [Line Items]
Purchase Consideration for William Charles	$ 77,700
Merger consideration paid	73,200
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 4,500
Number of shares issued as consideration (in shares)	477,621
Business Acquisition, Share Price	$ 9.45